Assumptions Used at the Date of Grant for Stock Based Compensation (Detail)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, minimum	54.18%
Expected Volatility, maximum	54.23%
Expected Dividend	0.00%
Expected Term in Years	4 years 6 months
Risk Free Rate, minimum	2.16%
Risk Free Rate, maximum	2.29%